Income tax benefit/(expense) - Summary of Amounts That Would Be Recognized Directly in Equity (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Amounts recognized directly in equity
Current tax recorded in equity	$ 0	$ 0	$ 0
Deferred tax recorded in equity	(330)	191	212
Current and deferred tax relating to items credited (charged) directly to equity	$ (330)	$ 191	$ 212